Organization and business overview (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Feb. 22, 2023
Common Stock, dividends, declared	$ 0	$ 0
Common stock voting rights	Each Class A Ordinary Share shall be entitled to one vote and each Class B Ordinary Share shall be entitled to 10 votes on all matters subject to the vote at general meetings of the Company.
Ryde Technologies Pte. Ltd. [Member]
Ownership percentage	99.26%		99.26%